Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

December 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 49.0%
Information Technology – 13.0%
Communications Equipment – 0.1%
Ciena Corp.(a)	16,940	$1,303,872
Lumentum Holdings, Inc.(a)	16,670	1,763,186

		3,067,058

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	39,160	1,614,567
Belden, Inc.	23,384	1,537,030
CDW Corp./DE	64,259	13,158,958
Cognex Corp.	19,790	1,538,870
Littelfuse, Inc.	4,220	1,327,950
Novanta, Inc.(a)	8,760	1,544,651

		20,722,026

IT Services – 2.1%
Automatic Data Processing, Inc.	10,305	2,541,007
DigitaloOean Holdings, Inc.(a)	9,348	750,925
FleetCor Technologies, Inc.(a)	31,545	7,061,033
Flywire Corp.(a)	23,681	901,299
Genpact Ltd.	332,161	17,631,106
MongoDB, Inc.(a)	4,610	2,440,303
PayPal Holdings, Inc.(a)	73,401	13,841,960
Shift4 Payments, Inc. - Class A(a)	17,624	1,020,958
Visa, Inc. - Class A	212,476	46,045,674

		92,234,265

Semiconductors & Semiconductor Equipment – 2.8%
Analog Devices, Inc.	40,770	7,166,143
Entegris, Inc.	11,954	1,656,585
KLA Corp.	12,385	5,326,912
Kulicke & Soffa Industries, Inc.	19,082	1,155,224
Lattice Semiconductor Corp.(a)	24,226	1,866,856
MACOM Technology Solutions Holdings, Inc.(a)	21,920	1,716,336
MaxLinear, Inc. - Class A(a)	9,021	680,093
Monolithic Power Systems, Inc.	3,900	1,923,987
NVIDIA Corp.	116,611	34,296,461
NXP Semiconductors NV	75,111	17,108,784
ON Semiconductor Corp.(a)	57,523	3,906,962
QUALCOMM, Inc.	149,902	27,412,579
Synaptics, Inc.(a)	5,244	1,518,191
Texas Instruments, Inc.	45,623	8,598,567
Wolfspeed, Inc.(a)	9,100	1,017,107
Xilinx, Inc.	20,139	4,270,072

		119,620,859

Software – 5.1%
ACI Worldwide, Inc.(a)	33,730	1,170,431
Adobe, Inc.(a)	30,556	17,327,085
Avalara, Inc.(a)	11,546	1,490,704
Citrix Systems, Inc.	101,888	9,637,586
CommVault Systems, Inc.(a)	19,182	1,322,023

Company	Shares	U.S. $ Value

Freshworks, Inc.(a)	40,110	$1,053,289
HashiCorp, Inc.(a)	8,532	776,753
Manhattan Associates, Inc.(a)	11,469	1,783,315
Microsoft Corp.(b)	417,667	140,469,765
Monday.com Ltd.(a)	3,265	1,007,971
NortonLifeLock, Inc.	688,673	17,891,725
Oracle Corp.(b)	227,769	19,863,734
Samsara, Inc.(a)	33,008	927,855
Smartsheet, Inc. - Class A(a)	16,050	1,243,073
Varonis Systems, Inc.(a)	24,205	1,180,720

		217,146,029

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.(b)	509,142	90,408,345
Western Digital Corp.(a)	178,230	11,622,378

		102,030,723

		554,820,960

Consumer Discretionary – 6.9%
Auto Components – 0.4%
Dana, Inc.	40,055	914,055
Goodyear Tire & Rubber Co. (The)(a)	635,734	13,553,849
Lear Corp.	6,172	1,129,167
Magna International, Inc. - Class A (United States)	19,870	1,608,278

		17,205,349

Automobiles – 0.3%
Stellantis NV	587,107	11,014,127

Distributors – 0.4%
LKQ Corp.	263,293	15,805,479
Pool Corp.	4,180	2,365,880

		18,171,359

Diversified Consumer Services – 0.1%
Houghton Mifflin Harcourt Co.(a)	54,944	884,599
Mister Car Wash, Inc.(a)	59,468	1,082,912

		1,967,511

Hotels, Restaurants & Leisure – 0.2%
Dine Brands Global, Inc.	20,350	1,542,734
Dutch Bros, Inc.(a)	11,120	566,119
Hilton Grand Vacations, Inc.(a)	22,840	1,190,192
Papa John’s International, Inc.	12,511	1,669,843
Planet Fitness, Inc.(a)	18,359	1,662,958
Portillo’s, Inc.(a)	14,729	552,927
Scientific Games Corp./DE - Class A(a)	16,400	1,096,012
Vail Resorts, Inc.	6,030	1,977,237

		10,258,022

Company	Shares	U.S. $ Value

Household Durables – 0.2%
KB Home	34,410	$1,539,159
NVR, Inc.(a)	250	1,477,218
PulteGroup, Inc.	37,850	2,163,506
Taylor Morrison Home Corp. - Class A(a)	31,636	1,105,995
Tempur Sealy International, Inc.	39,876	1,875,368
TopBuild Corp.(a)	5,947	1,640,837

		9,802,083

Internet & Direct Marketing Retail – 1.9%
Amazon.com, Inc.(a)	19,200	64,019,328
eBay, Inc.	148,380	9,867,270
Etsy, Inc.(a)	35,714	7,819,223

		81,705,821

Leisure Products – 0.1%
Brunswick Corp.,/DE	6,860	691,008
Latham Group, Inc.(a)	44,461	1,112,859

		1,803,867

Specialty Retail – 2.3%
AutoZone, Inc.(a)	10,653	22,332,843
Dynatrace, Inc.(a)	24,210	1,461,074
Five Below, Inc.(a)	8,302	1,717,601
Floor & Decor Holdings, Inc. - Class A(a)	14,900	1,937,149
Home Depot, Inc. (The)	117,140	48,614,271
Lithia Motors, Inc. - Class A	4,161	1,235,609
National Vision Holdings, Inc.(a)	26,987	1,295,106
Sally Beauty Holdings, Inc.(a)	65,990	1,218,175
TJX Cos., Inc. (The)	215,119	16,331,834
Williams-Sonoma, Inc.	8,397	1,420,185

		97,563,847

Textiles, Apparel & Luxury Goods – 1.0%
Carter’s, Inc.	19,140	1,937,351
Deckers Outdoor Corp.(a)	25,120	9,201,707
Kontoor Brands, Inc.	21,080	1,080,350
NIKE, Inc. - Class B	168,329	28,055,394
Ralph Lauren Corp.	13,430	1,596,290
Tapestry, Inc.	28,170	1,143,702

		43,014,794

		292,506,780

Health Care – 6.7%
Biotechnology – 0.8%
ADC Therapeutics SA(a)	16,978	342,956
Arrowhead Pharmaceuticals, Inc.(a)	11,640	771,732
Ascendis Pharma A/S (Sponsored ADR)(a)	4,533	609,824
Biohaven Pharmaceutical Holding Co., Ltd.(a)	5,561	766,361
Blueprint Medicines Corp.(a)	7,770	832,245
Coherus Biosciences, Inc.(a)	34,086	544,013
Erasca, Inc.(a)	20,254	315,557
Instil Bio, Inc.(a)	27,921	477,728
Intellia Therapeutics, Inc.(a)	6,910	817,038

Company	Shares	U.S. $ Value

Legend Biotech Corp. (ADR)(a)	13,041	$607,841
Regeneron Pharmaceuticals, Inc.(a)	18,141	11,456,404
Turning Point Therapeutics, Inc. - Class I(a)	11,488	547,978
Ultragenyx Pharmaceutical, Inc.(a)	8,816	741,337
Vertex Pharmaceuticals, Inc.(a)	69,098	15,173,921
Vir Biotechnology, Inc.(a)	14,596	611,135

		34,616,070

Health Care Equipment & Supplies – 1.8%
Align Technology, Inc.(a)	17,654	11,601,856
AtriCure, Inc.(a)	20,780	1,444,833
Edwards Lifesciences Corp.(a)	166,589	21,581,605
Insulet Corp.(a)	3,927	1,044,857
Integra LifeSciences Holdings Corp.(a)	22,920	1,535,411
Medtronic PLC	230,303	23,824,845
Silk Road Medical, Inc.(a)	18,166	774,053
Zimmer Biomet Holdings, Inc.	103,955	13,206,443

		75,013,903

Health Care Providers & Services – 2.2%
Acadia Healthcare Co., Inc.(a)	28,500	1,729,950
Alignment Healthcare, Inc.(a)	58,811	826,883
Anthem, Inc.	57,678	26,736,060
Guardant Health, Inc.(a)	9,649	965,093
Inari Medical, Inc.(a)	16,854	1,538,264
LianBio (ADR)(a)	18,036	111,102
MEDNAX, Inc.(a)	74,600	2,029,866
UnitedHealth Group, Inc.	123,201	61,864,150

		95,801,368

Health Care Technology – 0.0%
Change Healthcare, Inc.(a)	67,760	1,448,709

Life Sciences Tools & Services – 0.2%
10X Genomics, Inc.(a)	10,482	1,561,399
ICON PLC(a)	5,254	1,627,164
Repligen Corp.(a)	7,183	1,902,346
Syneos Health, Inc.(a)	17,280	1,774,310

		6,865,219

Pharmaceuticals – 1.7%
Johnson & Johnson	65,366	11,182,162
Pfizer, Inc.	52,952	3,126,816
Roche Holding AG (Sponsored ADR)	594,221	30,715,283
Viatris, Inc.	23,223	314,207
Zoetis, Inc.	105,826	25,824,719

		71,163,187

		284,908,456

Company	Shares	U.S. $ Value

Communication Services – 5.7%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	617,183	$31,062,821

Entertainment – 0.6%
Electronic Arts, Inc.	74,980	9,889,862
Take-Two Interactive Software, Inc.(a)	89,094	15,833,786

		25,723,648

Interactive Media & Services – 3.9%
Alphabet, Inc. - Class C(a)	38,030	110,043,228
Meta Platforms, Inc. - Class A(a) (b)	171,575	57,709,251

		167,752,479

Media – 0.1%
Criteo SA (Sponsored ADR)(a)	39,452	1,533,499

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	157,831	18,305,239

		244,377,686

Industrials – 5.1%
Aerospace & Defense – 0.6%
Axon Enterprise, Inc.(a)	9,533	1,496,681
Howmet Aerospace, Inc.	34,260	1,090,496
L3Harris Technologies, Inc.	7,139	1,522,320
Raytheon Technologies Corp.	207,391	17,848,069
Spirit AeroSystems Holdings, Inc. - Class A	45,330	1,953,270

		23,910,836

Airlines – 0.1%
SkyWest, Inc.(a)	34,193	1,343,785
Southwest Airlines Co.(a)	56,971	2,440,638

		3,784,423

Building Products – 0.1%
Armstrong World Industries, Inc.	13,790	1,601,295
Masonite International Corp.(a)	12,436	1,466,826
Trex Co., Inc.(a)	13,734	1,854,502

		4,922,623

Commercial Services & Supplies – 0.1%
ADT, Inc.	149,260	1,255,276
MillerKnoll, Inc.	36,130	1,415,935

		2,671,211

Construction & Engineering – 0.6%
AECOM(a)	297,230	22,990,740
Dycom Industries, Inc.(a)	17,230	1,615,485
WillScot Mobile Mini Holdings Corp.(a)	37,090	1,514,756

		26,120,981

Company	Shares	U.S. $ Value

Electrical Equipment – 0.8%
AMETEK, Inc.	8,549	$1,257,045
Eaton Corp. PLC	116,795	20,184,512
Plug Power, Inc.(a)	42,640	1,203,727
Regal Rexnord Corp.	69,264	11,787,347
Sensata Technologies Holding PLC(a)	5,355	330,350
Vertiv Holdings Co.	39,610	989,062

		35,752,043

Industrial Conglomerates – 0.2%
Honeywell International, Inc.	42,965	8,958,632

Machinery – 0.6%
Chart Industries, Inc.(a)	7,490	1,194,580
Crane Co.	10,522	1,070,403
Ingersoll Rand, Inc.	85,680	5,301,021
ITT, Inc.	13,080	1,336,645
Middleby Corp. (The)(a)	7,560	1,487,506
Oshkosh Corp.	120,787	13,613,903
Timken Co. (The)	18,100	1,254,149

		25,258,207

Marine – 0.0%
Kirby Corp.(a)	10,066	598,122

Professional Services – 0.7%
Booz Allen Hamilton Holding Corp.	105,796	8,970,443
Jacobs Engineering Group, Inc.	8,060	1,122,194
Korn Ferry	17,110	1,295,740
Robert Half International, Inc.	176,495	19,682,722

		31,071,099

Road & Rail – 1.0%
CSX Corp.	675,135	25,385,076
Knight-Swift Transportation Holdings, Inc.	287,444	17,516,838
TFI International, Inc.	11,900	1,334,109

		44,236,023

Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	10,920	1,121,484
GATX Corp.	8,190	853,316
Herc Holdings, Inc.	12,890	2,017,930
SiteOne Landscape Supply, Inc.(a)	7,044	1,706,620
United Rentals, Inc.(a)	15,849	5,266,464

		10,965,814

		218,250,014

Financials – 4.8%
Banks – 2.5%
Bank of America Corp.	962,082	42,803,028
Citigroup, Inc.	140,498	8,484,674
Comerica, Inc.	22,510	1,958,370
First Citizens BancShares, Inc./NC - Class A	2,390	1,983,318
First Hawaiian, Inc.	52,820	1,443,571
Pinnacle Financial Partners, Inc.	13,690	1,307,395
PNC Financial Services Group, Inc. (The)	64,594	12,952,389
Signature Bank/New York NY	4,570	1,478,258
Sterling Bancorp/DE	5,360	138,235

Company	Shares	U.S. $ Value

SVB Financial Group(a)	1,133	$768,446
Synovus Financial Corp.	34,698	1,660,993
Texas Capital Bancshares, Inc.(a)	25,473	1,534,748
Umpqua Holdings Corp.	56,743	1,091,735
Webster Financial Corp.	29,074	1,623,492
Wells Fargo & Co.	522,145	25,052,517
Wintrust Financial Corp.	18,280	1,660,190
Zions Bancorp NA	24,126	1,523,798

		107,465,157

Capital Markets – 1.6%
Ares Management Corp. - Class A	21,356	1,735,602
CME Group, Inc. - Class A	62,336	14,241,283
Goldman Sachs Group, Inc. (The)	88,712	33,936,776
LPL Financial Holdings, Inc.	95,911	15,354,392
Moelis & Co.	24,399	1,525,181
Stifel Financial Corp.	20,820	1,466,144

		68,259,378

Consumer Finance – 0.0%
Fisker, Inc.(a)	30,810	484,641

Insurance – 0.6%
American Financial Group, Inc./OH	11,753	1,613,922
Everest Re Group Ltd.	4,241	1,161,695
Goosehead Insurance, Inc. - Class A	5,955	774,626
Hanover Insurance Group, Inc. (The)	10,400	1,363,024
Kemper Corp.	6,282	369,319
Kinsale Capital Group, Inc.	7,477	1,778,704
Progressive Corp. (The)	172,240	17,680,436
Selective Insurance Group, Inc.	14,110	1,156,173

		25,897,899

Thrifts & Mortgage Finance – 0.1%
BankUnited, Inc.	31,162	1,318,464

		203,425,539

Consumer Staples – 2.5%
Beverages – 0.7%
Coca-Cola Co., (The)	346,264	20,502,292
Constellation Brands, Inc. - Class A	46,992	11,793,582

		32,295,874

Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	22,768	12,925,394
Walmart, Inc.	198,132	28,667,719

		41,593,113

Food Products – 0.1%
Freshpet, Inc.(a)	7,651	728,911
Hain Celestial Group, Inc. (The)(a)	43,604	1,857,966
Nomad Foods Ltd.(a)	66,031	1,676,527

		4,263,404

Company	Shares	U.S. $ Value

Household Products – 0.7%
Procter & Gamble Co. (The)	186,920	$30,576,373

		108,728,764

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Campus Communities, Inc.	194,701	11,154,420
American Tower Corp.	35,204	10,297,170
Broadstone Net Lease, Inc.	43,390	1,076,940
Camden Property Trust	12,369	2,210,093
Cousins Properties, Inc.	36,399	1,466,152
CubeSmart	32,047	1,823,795
MGM Growth Properties LLC - Class A	15,640	638,894
Mid-America Apartment Communities, Inc.	83,858	19,240,379
Physicians Realty Trust	95,760	1,803,161
Prologis, Inc.	79,995	13,467,958
Safehold, Inc.	14,060	1,122,691
STAG Industrial, Inc.	32,600	1,563,496

		65,865,149

Utilities – 1.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	239,972	21,350,309
IDACORP, Inc.	18,164	2,058,163
NextEra Energy, Inc.	234,692	21,910,845

		45,319,317

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	14,595	1,022,380

		46,341,697

Energy – 1.0%
Energy Equipment & Services – 0.1%
Cactus, Inc. - Class A	46,870	1,787,153

Oil, Gas & Consumable Fuels – 0.9%
Chevron Corp.	124,168	14,571,115
ConocoPhillips	95,113	6,865,256
Coterra Energy, Inc.	83,338	1,583,422
EOG Resources, Inc.	123,172	10,941,369
HollyFrontier Corp.	43,411	1,423,013
Matador Resources Co.	25,870	955,120
Valero Energy Corp.	43,638	3,277,650

		39,616,945

		41,404,098

Materials – 0.7%
Chemicals – 0.5%
GCP Applied Technologies, Inc.(a)	3,832	121,321
Innospec, Inc.	9,310	841,066
Linde PLC	58,296	20,195,483
Orion Engineered Carbons SA(a)	49,134	902,100
Trinseo PLC	18,928	992,963

		23,052,933

Company	Shares		U.S. $ Value

Containers & Packaging – 0.1%
Berry Global Group, Inc.(a)		21,830	$1,610,618
Sealed Air Corp.		22,039	1,486,971

			3,097,589

Metals & Mining – 0.1%
Carpenter Technology Corp.		39,978	1,166,958
Reliance Steel & Aluminum Co.		9,737	1,579,536

			2,746,494

			28,897,016

Total Common Stocks (cost $1,041,197,293)			2,089,526,159

INVESTMENT COMPANIES – 38.9%
Funds and Investment Trusts – 38.9%(c) (d)
AB All Market Real Return Portfolio - Class Z		28,694,460	278,049,317
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		18,937,925	245,814,265
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		71,814,390	953,695,102
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		5,067,055	77,424,595
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		3,522,047	106,224,942

Total Investment Companies (cost $1,334,292,059)			1,661,208,221

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.2%
Options on Equity Indices – 1.2%
Euro STOXX 50 Index Expiration: Sep 2022; Contracts: 57,090; Exercise Price: EUR 3,300.00; Counterparty: UBS AG(a)	EUR	188,397,000	5,017,215
FTSE 100 Index Expiration: Apr 2022; Contracts: 11,890; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(a)	GBP	66,584,000	408,602
FTSE 100 Index Expiration: Dec 2022; Contracts: 11,340; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(a)	GBP	64,638,000	2,300,014
Nikkei 225 Index Expiration: Dec 2022; Contracts: 682,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(a)	JPY	15,686,000,000	4,168,800
S&P 500 Index Expiration: Nov 2022; Contracts: 401,600; Exercise Price: USD 3,575.00; Counterparty: UBS AG(a)	USD	1,435,720,000	40,111,999

Total Options Purchased - Puts (premiums paid $61,127,741)			52,006,630

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 11.5%
Investment Companies – 11.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $490,164,514)	490,164,514	$490,164,514

Total Investments – 100.6% (cost $2,926,781,607)(f)		4,292,905,524
Other assets less liabilities – (0.6)%		(23,717,767)

Net Assets – 100.0%		$4,269,187,757

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	4,953	March 2022	$241,771,636	$5,865,449
FTSE 100 Index Futures	813	March 2022	80,595,941	(227,152)
MSCI Singapore IX ETS Futures	2,506	January 2022	63,254,371	444,979
Nikkei 225 (OSE) Futures	132	March 2022	33,025,819	288,218
S&P 500 E-Mini Futures	1,630	March 2022	387,817,750	3,931,280
SPI 200 Futures	341	March 2022	45,568,766	850,366
TOPIX Index Futures	741	March 2022	128,320,612	522,259
U.S. T-Note 2 Yr (CBT) Futures	2,896	March 2022	631,825,753	(1,209,760)
U.S. T-Note 10 Yr (CBT) Futures	10,927	March 2022	1,425,632,031	10,855,061
U.S. Ultra Bond (CBT) Futures	1,576	March 2022	310,669,000	5,394,512
Sold Contracts
E-Mini Russell 2000 Futures	388	March 2022	43,510,320	480,256
Hang Seng Index Futures	486	January 2022	73,081,840	(903,868)
MSCI Emerging Markets Futures	4,305	March 2022	263,961,075	513,252
MSCI Singapore IX ETS Futures	352	January 2022	8,884,892	(58,458)
Nikkei 225 (OSE) Futures	21	March 2022	5,254,107	(16,864)
OMXS 30 Index Futures	2,672	January 2022	71,537,106	(183,301)
S&P 400 E-Mini Futures	114	March 2022	32,349,780	(1,072,221)
S&P/TSX 60 Index Futures	566	March 2022	114,627,361	(747,172)
SPI 200 Futures	634	March 2022	84,723,160	708,258

				$25,435,094

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	45,361	USD	61,510	01/14/2022	$113,362
BNP Paribas SA	USD	1,079	NOK	9,198	01/20/2022	(34,626)
BNP Paribas SA	AUD	83,533	USD	61,036	02/08/2022	255,441
Citibank, NA	NOK	192,573	USD	21,184	01/20/2022	(676,991)
Citibank, NA	USD	8,759	SEK	79,690	01/20/2022	61,347
Citibank, NA	EUR	13,713	USD	15,861	02/10/2022	237,135
Citibank, NA	USD	156,983	CAD	197,659	02/10/2022	(731,787)
Goldman Sachs Bank USA	GBP	113,796	USD	150,884	01/14/2022	(3,141,821)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	NOK	245,623	USD	27,273	01/20/2022	$(609,363)
Goldman Sachs Bank USA	SEK	456,919	USD	50,471	01/20/2022	(101,141)
Goldman Sachs Bank USA	USD	1,527	SEK	13,859	01/20/2022	6,876
Goldman Sachs Bank USA	USD	60,382	JPY	6,884,131	02/09/2022	(520,017)
Goldman Sachs Bank USA	EUR	42,701	USD	49,088	02/10/2022	436,430
HSBC Bank USA	CHF	129,596	USD	141,203	01/13/2022	(1,055,156)
HSBC Bank USA	GBP	46,904	USD	62,856	01/14/2022	(628,764)
HSBC Bank USA	SEK	257,956	USD	29,558	01/20/2022	1,006,971
HSBC Bank USA	USD	161,074	NOK	1,377,542	01/20/2022	(4,696,909)
HSBC Bank USA	USD	1,990	SEK	17,359	01/20/2022	(69,008)
JPMorgan Chase Bank, NA	USD	38,884	SEK	338,093	01/20/2022	(1,464,332)
Morgan Stanley & Co., Inc.	CHF	107,737	USD	117,163	01/13/2022	(1,100,544)
Morgan Stanley & Co., Inc.	USD	182,186	CHF	167,239	01/13/2022	1,393,020
Morgan Stanley & Co., Inc.	GBP	83,637	USD	112,093	01/14/2022	(1,111,513)
Morgan Stanley & Co., Inc.	USD	239,863	GBP	181,396	01/14/2022	5,661,087
Morgan Stanley & Co., Inc.	NOK	141,568	USD	16,717	01/20/2022	646,425
Morgan Stanley & Co., Inc.	NOK	1,248,612	USD	139,088	01/20/2022	(2,652,530)
Morgan Stanley & Co., Inc.	NZD	4,227	USD	2,930	01/20/2022	35,782
Morgan Stanley & Co., Inc.	NZD	4,246	USD	2,887	01/20/2022	(20,904)
Morgan Stanley & Co., Inc.	SEK	572,643	USD	66,320	01/20/2022	2,939,692
Morgan Stanley & Co., Inc.	USD	62,639	NOK	543,744	01/20/2022	(913,380)
Morgan Stanley & Co., Inc.	USD	152,256	SEK	1,378,963	01/20/2022	367,741
Morgan Stanley & Co., Inc.	USD	176,111	SEK	1,562,311	01/20/2022	(3,194,059)
Morgan Stanley & Co., Inc.	AUD	107,573	USD	79,157	02/08/2022	884,901
Morgan Stanley & Co., Inc.	AUD	37,202	USD	26,610	02/08/2022	(458,485)
Morgan Stanley & Co., Inc.	USD	28,981	AUD	40,092	02/08/2022	190,454
Morgan Stanley & Co., Inc.	JPY	24,155,215	USD	211,673	02/09/2022	1,627,819
Morgan Stanley & Co., Inc.	USD	35,955	JPY	4,056,649	02/09/2022	(679,818)
Morgan Stanley & Co., Inc.	CAD	115,474	USD	91,428	02/10/2022	144,470
Morgan Stanley & Co., Inc.	EUR	176,276	USD	200,095	02/10/2022	(743,623)
Morgan Stanley & Co., Inc.	USD	126,580	CAD	161,559	02/10/2022	1,133,627
Morgan Stanley & Co., Inc.	USD	110,261	EUR	97,177	02/10/2022	457,367
State Street Bank & Trust Co.	USD	97	SEK	840	01/20/2022	(3,757)

						$(7,008,581)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(g)	UBS AG	11,890	GBP	5,600.00	April 2022	GBP	66,584	$1,732,805	$(408,602)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	52,175	03/18/2022	$1,778,883
Swiss Market Index Futures	0.00%	Monthly	CHF	2,174	03/18/2022	17,617
Swiss Market Index Futures	0.00%	Monthly	CHF	7,673	03/18/2022	(23,009)

						$1,773,491

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,438,725,038 and gross unrealized depreciation of investments was $(51,076,914), resulting in net unrealized appreciation of $1,387,648,124.

(g)	One contract relates to 1 share.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,089,526,159	$—	$—	$2,089,526,159
Investment Companies	1,661,208,221	—	—	1,661,208,221
Options Purchased - Puts	—	52,006,630	—	52,006,630
Short-Term Investments:	490,164,514	—	—	490,164,514

Total Investments in Securities	4,240,898,894	52,006,630	—	4,292,905,524
Other Financial Instruments(b):
Assets:
Futures	29,853,890	—	—	29,853,890
Forward Currency Exchange Contracts	—	17,599,947	—	17,599,947
Total Return Swaps	—	1,796,500	—	1,796,500
Liabilities:
Futures	(4,418,796)	—	—	(4,418,796)
Forward Currency Exchange Contracts	—	(24,608,528)	—	(24,608,528)
Put Options Written	—	(408,602)	—	(408,602)
Total Return Swaps	—	(23,009)	—	(23,009)

Total	$4,266,333,988	$46,362,938	$—	$4,312,696,926

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

							Distributions
Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/2021 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$448,577	$324,044	$282,456	$0	$0	$490,165	$13	$0
AB All Market Real Return Portfolio	337,624	32,386	73,175	1,633	(20,419)	278,049	32,386	0
Bernstein Fund, Inc. - International Small Cap Portfolio	244,421	9,174	0	0	(7,781)	245,814	9,174	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	933,674	53,655	0	0	(33,634)	953,695	53,656	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	73,201	4,350	0	0	(126)	77,425	4,350	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	107,381	9,700	0	0	(10,856)	106,225	9,700	0
Total	$2,144,878	$433,309	$355,631	$1,633	$(72,816)	$2,151,373	$109,279	$0